Related Party Transactions - Schedule of Related Parties (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Mr. Gang Lai [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 446,460	$ 6,900,499
Ms. Lin Yang [Member]
Related Party Transaction [Line Items]
Due to related parties	85	85
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 446,545	$ 6,900,584